Average Annual Total Returns - Institutional Select - Vanguard Total Stock Market Index Fund	Institutional Select Shares 1 Year	Institutional Select Shares Since Inception	Institutional Select Shares Inception Date	Institutional Select Shares Return After Taxes on Distributions 1 Year	Institutional Select Shares Return After Taxes on Distributions Since Inception	Institutional Select Shares Return After Taxes on Distributions Inception Date	Institutional Select Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Select Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Institutional Select Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	CRSP US Total Market Index (reflects no deduction for fees, expenses, or taxes) 1 Year	CRSP US Total Market Index (reflects no deduction for fees, expenses, or taxes) Since Inception	CRSP US Total Market Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	21.03%	17.63%	Jun. 27, 2016	20.51%	17.07%	Jun. 27, 2016	12.67%	14.06%	Jun. 27, 2016	20.99%	17.60%	Jun. 27, 2016	20.79%	17.55%	Jun. 27, 2016